Note 7 - Risk Management -Liquidity Risk - Available Liquidity By LMU (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
BBVA Eurozone Member [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	€ 14,516,000,000	€ 26,506,000,000		€ 15,634,000,000	[1]
BBVA Eurozone Member [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	41,961,000,000	29,938,000,000		38,954,000,000	[1]
BBVA Eurozone Member [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	403,000,000	449,000,000		386,000,000	[1]
BBVA Eurozone Member [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	5,196,000,000	4,040,000,000		4,995,000,000	[1]
BBVA Eurozone Member [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	22,213,000,000	8,772,000,000	[2]	10,192,000,000	[1],[3]
BBVA Eurozone Member [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0		0	[1]
BBVA Eurozone Member [Member] | Total Member
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	84,288,000,000	69,705,000,000		70,163,000,000	[1]
BBVA Bancomer [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	6,246,000,000	7,666,000,000		8,649,000,000
BBVA Bancomer [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	7,295,000,000	4,995,000,000		3,805,000,000
BBVA Bancomer [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	316,000,000	409,000,000		418,000,000
BBVA Bancomer [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	219,000,000	33,000,000		69,000,000
BBVA Bancomer [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	1,269,000,000	1,372,000,000	[2]	1,703,000,000	[3]
BBVA Bancomer [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0		0
BBVA Bancomer [Member] | Total Member
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	15,344,000,000	14,475,000,000		14,644,000,000
BBVA USA [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	4,949,000,000	1,667,000,000		2,150,000,000
BBVA USA [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	11,337,000,000	10,490,000,000		9,028,000,000
BBVA USA [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	344,000,000	510,000,000		753,000,000
BBVA USA [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0		0
BBVA USA [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	952,000,000	1,043,000,000	[2]	1,252,000,000	[3]
BBVA USA [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	2,935,000,000	2,314,000,000		2,800,000,000
BBVA USA [Member] | Total Member
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	20,516,000,000	16,024,000,000		15,983,000,000
Garanti Bank [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	6,450,000,000	7,633,000,000		6,692,000,000
Garanti Bank [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	7,953,000,000	6,502,000,000		5,705,000,000
Garanti Bank [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0		0
Garanti Bank [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0		0
Garanti Bank [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	669,000,000	499,000,000	[2]	962,000,000	[3]
Garanti Bank [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0		0
Garanti Bank [Member] | Total Member
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	15,072,000,000	14,634,000,000		13,359,000,000
Other LMU [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	6,368,000,000	6,677,000,000		6,083,000,000
Other LMU [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	3,593,000,000	3,652,000,000		6,141,000,000
Other LMU [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0		10,000,000
Other LMU [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	12,000,000	0		21,000,000
Other LMU [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	586,000,000	617,000,000	[2]	1,573,000,000	[3]
Other LMU [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	0		0
Other LMU [Member] | Total Member
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	€ 10,559,000,000	€ 10,946,000,000		€ 13,828,000,000

[1]	(1) Includes Banco Bilbao Vizcaya Argentaria, S.A. and Banco Bilbao Vizcaya Argentaria (Portugal), S.A.
[2]	(*) The balance of “BBVA Eurozone” has been reexpressed including the available funding in the European Central Bank (ECB)
[3]	(*) The balance of “BBVA Eurozone” has been reexpressed including the available funding in the European Central Bank (ECB)